Restatement of Previously Issued Financial Statements - Statements of Operations (Details) - Decarbonization Plus Acquisition Corporation Iii - $ / shares	2 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption		35,000,000			26,967,213
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption		$ 0.13			$ (0.52)
Basic and diluted weighted average shares outstanding, Class B common stock subject to redemption		8,750,000			8,750,000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock		$ 0.13			$ (0.52)
Class A Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption	2,868,852		35,000,000	22,189,542
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$ (0.09)		$ (0.53)	$ (0.78)
Class B Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class B common stock subject to redemption	8,750,000		8,750,000	8,750,000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock	$ (0.09)		$ (0.53)	$ (0.78)
As Previously Reported | Class A Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption	2,868,852		35,000,000	35,000,000
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$ 0.00		$ 0.00	$ 0.00
As Previously Reported | Class B Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class B common stock subject to redemption	9,072,746		10,062,500	9,613,014
Basic and diluted net income (loss) per share, Class B non-redeemable common stock	$ (0.12)		$ (2.30)	$ (2.52)
Adjustment | Class A Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption				(12,810,458)
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$ (0.09)		$ (0.53)	$ (0.78)
Adjustment | Class B Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, Class B common stock subject to redemption	(322,746)		(1,312,500)	(863,014)
Basic and diluted net income (loss) per share, Class B non-redeemable common stock	$ 0.03		$ 1.77	$ 1.74